Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended				60 Months Ended	72 Months Ended	78 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 employee	Dec. 31, 2012 employee	Jun. 30, 2012	Jun. 30, 2013 employee	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 employee	Dec. 31, 2011 employee	Dec. 31, 2012	Jun. 30, 2013
Restructuring details
Number of employees impacted		50	650		515					9,610	8,960
Restructuring charges incurred to date												$ 568.4	$ 589.7
Restructuring charges	17.6			16.1	21.3	22.8	38.0	56.4	54.7
Restructuring reserve
Balance at beginning of period		21.0			21.0	21.6	21.6	17.5
Charges incurred					21.3		38.0	56.4
Cash payments					(20.0)		(26.8)	(18.4)
Other					(3.5)		(11.8)	(33.9)
Balance at end of period	18.8		21.0		18.8		21.0	21.6	17.5		21.6	21.0	18.8
Car Rental
Restructuring details
Number of off-airport locations closed										250
Restructuring charges incurred to date												282.7	301.6
Restructuring charges	15.8			11.8	18.9	15.3	26.4	16.6	18.1
Equipment Rental
Restructuring details
Number of branches in U.S. equipment rental segment closed										22
Restructuring charges incurred to date												230.3	231.6
Restructuring charges	0.8			2.6	1.3	5.8	8.8	40.5	34.7
Other
Restructuring details
Restructuring charges incurred to date												55.4	56.5
Other reconciling items
Restructuring details
Restructuring charges	1.0			1.7	1.1	1.7	2.8	(0.7)	1.9
Direct Operating Expense [Member]
Restructuring details
Restructuring charges							22.6	46.6	43.5
Selling, general and administrative
Restructuring details
Restructuring charges							15.4	9.8	11.2
Termination benefits
Restructuring details
Restructuring charges	15.2			13.5	17.4	16.2	26.2	14.4	12.2
Expected duration for payment of restructuring obligations (in months)					12 years		12 years
Restructuring reserve
Balance at beginning of period		12.4			12.4	9.1	9.1	6.3
Charges incurred					17.4		26.2	14.4
Cash payments					(17.4)		(22.6)	(15.5)
Other					(0.3)		(0.3)	3.9
Balance at end of period	12.1		12.4		12.1		12.4	9.1	6.3		9.1	12.4	12.1
Pension and Post Retirement expense
Restructuring details
Restructuring charges							1.0	0.4	0.4
Restructuring reserve
Balance at beginning of period		0.2			0.2	0.2	0.2	0.2
Charges incurred					0		1.0	0.4
Cash payments					(0.2)		0	0
Other					0		(1.0)	(0.4)
Balance at end of period	0		0.2		0		0.2	0.2	0.2		0.2	0.2	0
Consultant costs
Restructuring details
Restructuring charges	0.5			0.4	0.8	0.6	1.2	1.3	1.1
Restructuring reserve
Balance at beginning of period		0.3			0.3	0.6	0.6	0.1
Charges incurred					0.8		1.2	1.3
Cash payments					(0.9)		(0.9)	(0.6)
Other					0		(0.6)	(0.2)
Balance at end of period	0.2		0.3		0.2		0.3	0.6	0.1		0.6	0.3	0.2
Asset writedowns
Restructuring details
Restructuring charges							0	23.2	20.4
Facility closure and lease obligation costs
Restructuring details
Restructuring charges	1.9			2.2	3.1	6.0	8.9	16.5	14.3
Facility closures
Restructuring reserve
Other					3.2		(10.3)	(13.9)
Relocation costs and temporary labor costs
Restructuring details
Restructuring charges							0.4	0.6	5.0
Other
Restructuring details
Restructuring charges							0.3	0	1.3
Restructuring reserve
Balance at beginning of period		8.1			8.1	11.7	11.7	10.9
Charges incurred					3.1		9.6	40.3
Cash payments					(1.5)		(3.3)	(2.3)
Other					(3.2)		(9.9)	(37.2)
Balance at end of period	6.5		8.1		6.5		8.1	11.7	10.9		11.7	8.1	6.5
FAS 88
Restructuring reserve
Other							(1.0)	(0.4)
Involuntary Benefits
Restructuring reserve
Other								3.8
Impairment in Value of Assets [Member]
Restructuring reserve
Other								$ (23.2)